MARCH 1, 2019

SUPPLEMENT TO

HARTFORD FIXED INCOME FUNDS PROSPECTUS

DATED MARCH 1, 2019

This Supplement contains new and additional information regarding The Hartford Floating Rate Fund and The Hartford Floating Rate High Income Fund and should be read in connection with your Statutory Prospectus.

Michael J. Bacevich announced his plan to retire from Wellington Management Company LLP as of June 30, 2019. Accordingly, he will no longer serve as a portfolio manager to The Hartford Floating Rate Fund and The Hartford Floating Rate High Income Fund as of June 30, 2019. David B. Marshak and Jeffrey W. Heuer, CFA will continue to serve as portfolio managers to The Hartford Floating Rate Fund and The Hartford Floating Rate High Income Fund. Accordingly, until June 30, 2019, the above referenced Statutory Prospectus is revised as follows:

1.	Under the heading “The Hartford Floating Rate Fund Summary Section - Management” in the above referenced Statutory Prospectus, the following information is added:

Portfolio Manager	Title	Involved with Fund Since
Michael J. Bacevich	Managing Director and Fixed Income Portfolio Manager	2005

2.	Under the heading “The Hartford Floating Rate High Income Fund Summary Section - Management” in the above referenced Statutory Prospectus, the following information is added:

Portfolio Manager	Title	Involved with Fund Since
Michael J. Bacevich	Managing Director and Fixed Income Portfolio Manager	2011

3.	Under the headings “The Investment Manager and Sub-Adviser – Portfolio Managers – Floating Rate Fund” and “The Investment Manager and Sub-Adviser – Portfolio Managers – Floating Rate High Income Fund” in the above referenced Statutory Prospectus, the following information is added:

Michael J. Bacevich, Managing Director and Fixed Income Portfolio Manager of Wellington Management, has served as portfolio manager of the Fund since its inception. Mr. Bacevich joined Wellington Management as an investment professional in 2012. Previously, Mr. Bacevich was Managing Director of Hartford Investment Management Company (2004 to 2012).

This Supplement should be retained with your Statutory Prospectus for future reference.

HV-7462	March 2019